Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Compliance statement
4(1)	Compliance statement
These unaudited condensed interim consolidated financial statements of the Group have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the IASB.
Basis of preparation
4(2)	Basis of preparation
A.	Except for the following items, the unaudited condensed interim consolidated financial statements have been prepared under the historical cost convention:
(a)	Financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss.
(b)	Defined benefit liabilities recognized based on the net amount of pension fund assets less present value of defined benefit obligation.
B.	The preparation of the unaudited condensed interim consolidated financial statements in conformity with IAS 34 Interim Financial Reporting requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the unaudited condensed interim consolidated financial statements are disclosed in Note 5.

Basis of consolidation
4(3)	Basis of consolidation
A.	Basis for preparation of unaudited condensed interim consolidated financial statements:
(a)	All subsidiaries are included in the Group’s unaudited condensed interim consolidated financial statements. Subsidiaries are all entities (including structured entities) controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.
(b)	Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.
(c)	When the Group loses control of a subsidiary, the Group remeasures any investment retained in the former subsidiary at its fair value. That fair value is regarded as the fair value on initial recognition of a financial asset or the cost on initial recognition of the associate or joint venture. Any difference between fair value and carrying amount is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to the subsidiary are reclassified to profit or loss on the same basis as would be required if the related assets or liabilities were disposed of. That is, when the Group loses control of a subsidiary, all gains or losses previously recognized in other comprehensive income in relation to the subsidiary should be reclassified from equity to profit or loss, if such gains or losses would be reclassified to profit or loss when the related assets or liabilities are disposed of.
B.	Subsidiaries included in the unaudited condensed interim consolidated financial statements:

			Ownership (%)
	Name of	Main business	December 31,	June 30,
Name of investor	subsidiary	activities	2022	2023
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities	100%	100%
The Company	Fashion Corp.	For business combination purpose via SPAC transaction, please refer to Note 1 for details.	100%	–%(Note ii)
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and Service Center for sales of AR/AI SaaS solution.	100%(Note i)	100%

Note i. Perfect Corp. (France) was established in 2022 and with no business activity during 2022.

Note ii. Fashion Corp. was dissolved on April 13, 2023.

C.	Subsidiaries not included in the unaudited condensed interim consolidated financial statements:

None.

D.	Adjustments for subsidiaries with different balance sheet dates:

None.

E.	Significant restrictions:

None.

F.	Subsidiaries that have non-controlling interests that are material to the Group:

None.

Foreign currency translation
4(4)	Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars, which is the Company’s functional and the Group’s presentation currency.

A.	Foreign currency transactions and balances
(a)	Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in profit or loss in the period in which they arise.
(b)	Monetary assets and liabilities denominated in foreign currencies at the period end are re-translated at the exchange rates prevailing at the balance sheet date. Exchange differences arising upon re-translation at the balance sheet date are recognized in profit or loss.
(c)	Non-monetary assets and liabilities denominated in foreign currencies held at fair value through profit or loss are re-translated at the exchange rates prevailing at the balance sheet date; their translation differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currencies held at fair value through other comprehensive income are re-translated at the exchange rates prevailing at the balance sheet date; their translation differences are recognized in other comprehensive income. However, non-monetary assets and liabilities denominated in foreign currencies that are not measured at fair value are translated using the historical exchange rates at the dates of the initial transactions.
(d)	All foreign exchange gains and losses are presented in the statement of comprehensive income within ‘other gains and losses’.
B.	Translation of foreign operations

The operating results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(a)	Assets and liabilities for each balance sheet presented are translated at the closing exchange rate at the date of that balance sheet;
(b)	Income and expenses for each statement of comprehensive income are translated at average exchange rates of that period; and
(c)	All resulting exchange differences are recognized in other comprehensive income.
C.	When there is a change in an entity’s functional currency, the entity shall apply the translation procedures applicable to the new functional currency prospectively from the date of the change.